STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
Details of stock-based compensation expense:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Stock option awards	$–	$–	$0.2	$0.2
Restricted share units	–	–	0.1	0.3
Deferred share units	–	–	–	–
	$–	$–	$0.3	$0.5

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of share options was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2012	2011	2010
Risk-free interest rate	N/A	3.0%	2.5%
Annual dividends per share	N/A	Nil	Nil
Expected stock price volatility	N/A	74%	70%
Expected option life (in years)	N/A	10.0	10.0
Average fair value of options granted (in dollars)	N/A	$0.25	$0.06

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Changes in the number of options outstanding during the years ended December 31 were as follows:

	2012		2011		2010
	Number of options	Weighted average exercise price (in dollars)	Number of options	Weighted average exercise price (in dollars)	Number of options	Weighted average exercise price (in dollars)
Beginning of year	7,522,337	$0.91	7,581,693	$1.00	2,973,551	$2.72
Granted	–	–	234,000	0.38	5,080,647	0.13
Exercised	–	–	–	–	–	–
Forfeited	(54,000)	0.38	–	–	–	–
Expired or cancelled	(7,468,337)	0.91	(293,356)	2.98	(472,505)	2.37
End of year	–	$–	7,522,337	$0.91	7,581,693	$1.00

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

Changes in the number of outstanding RSUs during the year ended December 31, 2012 were as follows:

	Number of shares	Weighted average fair value at grant date (in dollars)
Beginning of year	3,214,686	$0.11
Granted	–	–
Vested/exercised	–	–
Expired or cancelled	(3,214,686)	0.11
End of year	–	–